NOTE 16 – SUBSEQUENT EVENTS. (Details Narrative)	3 Months Ended
Mar. 31, 2022 USD ($) shares
Subsequent Events [Abstract]
[custom:StockIssuedDuringPeriodSharesNewIssuesWithSubscription] | shares	2,000,000
[custom:StockIssuedDuringPeriodValueNewIssuesWithSubscription] | $	$ 1,000,000